Minimum Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Actual Capital [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 35,341	$ 33,506
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	9.11%	8.29%
Tier 1 Capital (to Risk-Weighted Assets)	30,467	28,424
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	7.85%	7.03%
Tier 1 Capital (to Adjusted Total Assets)	30,467	28,424
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	5.18%	4.57%
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	31,047	32,347
Tier 1 Capital (to Risk-Weighted Assets)	15,524	16,174
Tier 1 Capital (to Adjusted Total Assets)	23,536	24,889
Minimum [Member]
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	4.00%	4.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	4.00%	4.00%
Bank [Member]
Actual Capital [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	38,931	36,543
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	10.05%	9.08%
Tier 1 Capital (to Risk-Weighted Assets)	34,057	31,461
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	8.79%	7.81%
Tier 1 Capital (to Adjusted Total Assets)	34,057	31,461
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	5.80%	5.07%
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	30,985	32,209
Tier 1 Capital (to Risk-Weighted Assets)	15,493	16,105
Tier 1 Capital (to Adjusted Total Assets)	23,475	24,816
To be Well Capitalized under the Prompt Corrective Action Provisions [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	38,732	40,262
Tier 1 Capital (to Risk-Weighted Assets)	23,239	24,157
Tier 1 Capital (to Adjusted Total Assets)	$ 29,344	$ 31,021
Bank [Member] | Minimum [Member]
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	4.00%	4.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	4.00%	4.00%
To be Well Capitalized under the Prompt Corrective Action Provisions [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	10.00%	10.00%
Tier 1 Capital (to Risk-Weighted Assets)Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	6.00%	6.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	5.00%	5.00%